Subsequent Events	4 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 –SUBSEQUENT EVENTS

On February 3, 2014, the Company sold 271,400 shares of Common Stock, for gross proceeds of $271,400 at a per share price of $1.00 pursuant to a Subscription Agreement with an accredited investor.

On March 14, 2014, AGI exercised its option under the Option Agreement and the Company paid to NMC the balance of the purchase price in the amount of $150,000 outstanding under the Option Agreement.

On March 14, 2014, the Company sold 550,000 shares of Common Stock, for gross proceeds of $550,000 at a per share price of $1.00 pursuant to a Subscription Agreement with an accredited investor.

On March 20, 2014, the Company entered into a consulting agreement with Wall Street Relations, Inc. (the “Consultant”). Under the agreement, the Consultant will provide to the Company public relations, communications, advisory and consulting services. The term of the agreement is 12 months. For the services to be rendered under the agreement, the Company paid to the Consultant $500,000 in cash.

On March 25, 2014, the Company sold 150,000 shares of Common Stock, for gross proceeds of $150,000 at a per share price of $1.00 pursuant to a Subscription Agreement with an accredited investor.